Note 8 - Furniture, Fixture and Equipment	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
Note
8
Furniture, fixtures and equipment

[US$ thousands]	Furniture and fixtures	Equipment	Leasehold improvements	Total
Cost
Cost as of January 1, 2017	518	11,584	1,454	13,556
Additions	15	8,434	—	8,449
Disposals	(68)	(-356)	(14)	(438)
Exchange rate differences	13	1,023	252	1,288
As of December 31, 2017	478	20,685	1,692	22,855
Additions	149	4,201	139	4,489
Disposals	—	—	—	—
Exchange rate differences	4	(-312)	(93)	(401)
As of December 31, 2018	629	24,574	1,738	26,942

Depreciation and impairment
As of January 1, 2017	58	1,575	135	1,768
Depreciation for the year	163	7,562	249	7,974
Disposals	—	(326)	—	(326)
Exchange rate differences	(35)	(9)	22	(21)
As of December 31, 2017	186	8,802	406	9,394
Depreciation for the year	116	5,001	243	5,360
Disposals	—	—	—	—
Exchange rate differences	21	28	(22)	26
As of December 31, 2018	324	13,832	628	14,780

Net book value as of December 31, 2017	291	11,883	1,286	13,460
Net book value as of December 31, 2018	306	10,742	1,109	12,162

Furniture fixture and equipment	Fixture and fixtures	Equipment	Leasehold improvements
Useful life	Up to 5 years	Up to 10 years, or term of lease agreement (1)	Up to 6 years, or term of lease agreement
Depreciation method	Straight-line	Straight-line	Straight-line

(1)	The Group has one finance lease agreement classified as Equipment which expires in 2022.